DEBT - Summary of movements in debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Movement In Debt Balance [Roll Forward]
Deferred charges, beginning balance	$ (11,378)
Long-term debt, beginning balance	1,262,345
Loan draw downs	275,000
Proceeds from issuance of debt	0
Loan repayments	(338,648)
Repayment of debt issuance cost	0
Capitalized financing fees and expenses	(2,890)
Amortization of deferred charges	1,662	$ 1,193
Long-term debt, gross, ending balance	1,210,075
Deferred charges, ending balance	(12,606)
Long-term debt, ending balance	1,197,469
Floating rate debt
Movement In Debt Balance [Roll Forward]
Long-term debt, gross, beginning balance	1,273,723
Loan draw downs	275,000
Loan repayments	(338,648)
Long-term debt, gross, ending balance	$ 1,210,075